Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($) claim
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 51,400
Non-current legal proceedings provision	$ 1,856	$ 1,588
MCSA | Mining and other
Disclosure of contingent liabilities [line items]
Number of claims | claim	5	5
MCSA | Taxes
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 7,400	$ 6,600